As filed with the Securities and Exchange Commission on October 1, 2003
Registration No. 333-60461

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-6

                               SEC File #811-5563

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                        Pre-Effective Amendment No. ___                  [_]
                        Post-Effective Amendment No. 19                  [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                Amendment No. 41                          [X]

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)
                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on ________, 2003 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered:  interests in the Separate Account under
Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None

               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 18 to the Registrant's Registration
Statement on Form N-6, Accession No. 0001017062-03-001020, as filed on April 30,
2003, and incorporated by reference herein.)

Supplement dated October 1, 2003 to Prospectus dated May 1, 2003 for

Pacific Select Exec II Flexible Premium Variable Life Insurance Policies (the “policies”)

Issued by Pacific Life Insurance Company

Effective October 20, 2003, the policy is available to insure the life of one person who is age 90 or younger at the time you apply for your policy, and who has given us satisfactory evidence of insurability.

Terms used in this supplement to prospectus have the same meanings as in the prospectus.

Fee tables: Periodic charges other than Pacific Select Fund operating expenses is revised	The chart in Fee tables: Periodic charges other than Pacific Select Fund operating expenses is replaced with the chart appearing on pages 3 and 4 of this supplement.
Pacific Select Exec II basics: Owners, person insured by the policy, and beneficiaries is revised

The first sentence of Person insured by the policy is replaced:

This policy insures the life of one person who is age 90 or younger at the time you apply for your policy, and who has given us satisfactory evidence of insurability.

Your policy’s accumulated value: Monthly deductions is revised

The first two paragraphs of Cost of insurance: Choosing a guaranteed period are replaced:

When the policy is issued, we’ll guarantee our current cost of insurance rates for five years for insureds age 85 and younger, and two years for insureds age 86 and older. If the insured is age 65 or younger and in our standard risk class when the policy is issued, you have the option to extend the guaranteed period to ten years. You can only do this when the policy is issued and you cannot change the guaranteed period later.

If you increase the face amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the policy was issued. This will be effective on the day of the increase. However, if the insured is between ages 65 and 86, or no longer qualifies for our standard risk class on the day of the increase, you’ll receive the five-year guaranteed period. For insureds age 86 and older on the day of the increase, you’ll receive the two-year guaranteed period.

Appendix A is revised	The following line is added to the Mortality and expense risk face amount charge: Rates per $1,000 of coverage amount table:

	Death Benefit Option A or C						Death Benefit Option B

	Nonsmoker			Smoker			Nonsmoker			Smoker

Issue Age	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex

90	0.980	0.926	0.958	1.008	0.943	1.009	0.980	0.926	0.958	1.008	0.943	1.009

The last line of Issue Age in the Nonstandard table factors chart is replaced with: “65 – 90”.

Appendix B is revised	The following line is added to the Surrender charge: Current rates per $1,000 of coverage amount table:

	Death Benefit Option A or C						Death Benefit Option B

	Nonsmoker			Smoker			Nonsmoker			Smoker

Issue Age	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex

90	45.21	47.36	45.10	48.07	48.75	48.04	45.21	47.36	45.10	48.07	48.75	48.04

Appendix C is revised	The following line is added to the Maximum surrender charge: Current rates per $1,000 of coverage amount table:

	Death Benefit Option A or C						Death Benefit Option B

	Nonsmoker			Smoker			Nonsmoker			Smoker

Issue Age	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex

90	31.390	23.238	29.884	31.054	23.034	29.272	31.390	23.238	29.884	31.054	23.034	29.272

2

Periodic charges other than Pacific Select Fund operating expenses

This table describes the fees and expenses that you will pay periodically during the time you own the policy, not including portfolio fees and expenses.

Charge	When charge is deducted	Amount deducted— Maximum Guaranteed Charge	Amount deducted— Current Charges

Cost of Insurance[1,2]
Minimum and maximum	Monthly, beginning on policy date	$0.04—$83.34 per $1,000 of a discounted net amount at risk*	$0.04—$25.73 per $1,000 of a discounted net amount at risk

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.09 per $1,000 of a discounted net amount at risk	Same

Administrative charge[2]	Monthly, beginning on policy date	$7.50	Same

Mortality and expense risk
Face amount charge[3] Minimum and maximum	Monthly for 10 years, beginning effective date of each coverage segment	$0.06—$1.01 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.35 per $1,000 of coverage segment	Same

Asset charge[2]	Monthly, beginning on policy date	0.45% annually (0.0375% monthly) of first $25,000 of accumulated value in investment options, plus 0.05% annually (0.0042% monthly) of accumulated value in excess of $25,000 in investment options	Same

Loan interest charge	Policy anniversary	3.25% of policy’s loan account balance annually[4]	Same

Optional Benefits, minimum and maximum[5]

Accidental death rider	Monthly, beginning on policy date	$0.05—$0.18 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.10 per $1,000 of coverage segment	Same

Children’s term rider	Monthly, beginning on policy date	$0.75 per $1,000 of coverage segment	Same

Annual renewable term rider
Cost of insurance	Monthly, beginning on policy date	$0.06—$83.34 per $1,000 of a discounted net amount of risk	$0.04—$26.00 per $1,000 of a discounted net amount of risk

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.38 per $1,000 of a discounted net amount at risk	$0.09 per $1,000 of a discounted net amount at risk

Mortality and expense risk face amount charge	Monthly, beginning on policy date	$0.06—$1.01 per $1,000 of coverage segment	$0

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.35 per $1,000 of coverage segment	$0

Annual renewable and convertible term rider	Monthly, beginning on policy date	$0.06—$83.34 per $1,000 of a discounted net amount at risk	$0.04—$26.00 per $1,000 of a discounted net amount at risk

Charge during policy year 1 for a female preferred non-smoker who is age 45 at policy issue		$0.30 per $1,000 of a discounted net amount at risk	$0.06 per $1,000 of a discounted net amount at risk

3

FEE TABLES

Charge	When charge is deducted	Amount deducted— Maximum Guaranteed Charge	Amount deducted— Current Charges

Accounting benefit rider
Cost of insurance	Monthly, beginning on policy date	$0.04—$83.34 per $1,000 of a discounted net amount of risk	$0.04—$25.73 per $1,000 of a discounted net amount at risk

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.09 per $1,000 of a discounted net amount at risk	Same

Mortality and expense risk face amount charge	Monthly, beginning on policy date	$0—$4.07 per $1,000 of coverage segment	$0—$4.07 per $1,000 of coverage segment

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue[6]		$0 per $1,000 of coverage segment	Same

Guaranteed insurability rider	Monthly, beginning on policy date	$0.10—$0.29 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 35 at policy issue[7]		$0.28 per $1,000 of coverage segment	Same

Waiver of charges rider	Monthly, beginning on policy date	$0.04—$0.55 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.07 per $1,000 of coverage segment	Same

Disability benefit rider	Monthly, beginning on policy date	$0.40—$1.00 per $10 of monthly benefit	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.45 per $10 of monthly benefit	Same

*	Net amount at risk is the difference between the death benefit that would be payable if the insured died and the accumulated value of your policy. At the beginning of each policy month, we divide the death benefit that would be payable under your policy by 1.002466, and then we subtract your policy’s accumulated value before monthly charges are taken from this amount. The result is your policy’s discounted net amount at risk used in cost of insurance calculations.

[1]	Cost of insurance rates apply uniformly to all members of the same class. Class is determined by a number of factors, including the age, risk classification, smoking status and gender (unless unisex rates are required) of the insured, and the policy date and duration. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the guaranteed cost of insurance charge applicable to your policy, and more detailed information concerning your cost of insurance charges is available on request from your registered representative or us. Also, before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the insured’s class, the death benefit option, face amount, planned periodic premiums, and any riders requested. Cost of insurance rates for your policy will be stated in the policy specifications pages and calculated per $1.00 of coverage.

[2]	When the person insured by your policy reaches age 100, this charge is reduced to zero—in other words, you no longer pay any charge.

[3]	A sample of our mortality and expense risk face amount charges per $1,000 of coverage segment appears as Appendix A in this prospectus. The rate is based on the age and risk classification of the insured and the face amount on the policy date. It also varies with the death benefit option you choose. Each coverage segment will have a corresponding face amount charge related to the amount of the increase, based on the age and risk classification of the insured at the time of the increase. The mortality and expense risk face amount charges shown in the table may not be typical of the charges you will pay.

[4]	Interest owing on the amount you borrow accrues daily at the annual rate. Interest accrued during a policy year is due on your policy anniversary. If you do not pay interest when due, we transfer an amount equal to the interest that was due from your accumulated value and add it to your loan. Loan interest not paid begins accruing interest on the day it is due.

[5]	Riders are briefly described under The death benefit: Optional riders and more information appears in the SAI. Except for the Childrens term rider, rider charges are based on the age and risk classification of the person insured under the rider on the effective date of the rider. The rider charges shown in the table may not be typical of the charges you will pay.

[6]	The Accounting benefit rider mortality and expense risk face amount charge for this sample policy is $0/month per $1,000 of coverage segment in policy year 1, and increases by $0.10/month per $1,000 of coverage segment in each successive policy year until policy year 10, when the charge is $0.90/month per $1,000 of coverage segment. In policy year 11 and thereafter, the charge is reduced to $0.10/month per $1,000 of coverage segment.

[7]	Guaranteed insurability rider is only available to insureds age 37 and under at policy issue.

Form # 15-25434-00

4

   Supplement dated October 1, 2003 to the Statement of Additional Information
                    dated May 1, 2003 for Pacific Select Exec II
        Flexible Premium Variable Life Insurance Policies (the "policy")
                    Issued by Pacific Life Insurance Company

The second sentence under MORE ON THE OPTIONAL RIDERS: Annual renewable term rider is replaced with:

The rider is available for insureds age 90 or younger at the time of rider issue.

Form No. 15-25437-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 27. Exhibits

(1) (a) Resolution of the Board of Directors of the Depositor dated
        November 22, 1989 and copies of the Memoranda concerning Pacific
        Select Exec Separate Account dated May 12, 1988 and January 26,
        1993. /1/

    (b) Resolution of the Board of Directors of Pacific Life Insurance
        Company authorizing conformity to the terms of the current
        Bylaws. /1/

(2) Inapplicable

(3) (a) Distribution Agreement Between Pacific Life Insurance Company and
        Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities
        Network) /1/

    (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc.
        and Various Broker-Dealers /2/

(4) (a) Flexible Premium Variable Life Insurance Policy /1/

    (b) Annual Renewable Term Rider (form R98-AR) /1/

    (c) Accounting Benefit Rider (form R98-AB) /1/

    (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

    (e) Spouse Term Rider (form R98-ART-VL) /1/

    (f) Children's Term Rider (form R84-CT) /1/

    (g) Waiver of Charges (form R98-WC) /2/

    (h) Accidental Death Benefit (form R84-AD) /1/

    (i) Guaranteed Insurability Rider (form R84-GI) /1/

    (j) Disability Benefit Rider (form R84-DB) /1/

    (k) Surrender Charge Endorsement (E9852S) /3/

    (l) Endorsement (E9852T) /4/

    (m) Estate Tax Repeal Rider /5/

    (n) Waiver of Charges (form R48-WC)/8/

    (o) Guaranteed Insurability Rider (form R84-DB)/8/

(5) Application for Flexible Premium Variable Life Insurance Policy &
    General Questionnaire /5/

(6) (a) Bylaws of Pacific Life Insurance Company /1/

    (b) Articles of Incorporation of Pacific Life Insurance Company /1/

(7)  Form of Reinsurance Contract /8/

(8)  (a) Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund /6/

     (b) Addendum to Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund 8/14/00 /5/

     (c) Addendum to Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund 12/22/00 /5/

     (d) Addendum to Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund dated 1/1/02 /7/

(9)  Inapplicable

(10) Inapplicable

(11) Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

(12) Inapplicable

(13) Inapplicable

(14) (a) Consent of Deloitte & Touche LLP /9/

     (b) Consent of Dechert /1/

(15) Inapplicable

(16) Inapplicable

(17) Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

(18) Power of Attorney /7/

/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on
    July 31, 1998, File No. 333-60461, Accession Number 0001017062-98-001653.

/2/ Filed as part of Pre-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on November 19, 1998, File No. 333-60461, Accession
    Number 0001017062-98-002348.

/3/ Filed as part of Post-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on February 5, 1999, File No. 333-60461, Accession
    Number 0001017062-99-000149.

/4/ Filed as part of Post-Effective Amendment No. 8 to Registration Statement on
    Form S-6 filed via EDGAR on December 1, 2000, File No. 333-60461, Accession
    Number 0001017062-00-002422.

/5/ Filed as part of Post-Effective Amendment No. 10 to Registration Statement
    on Form S-6 filed via EDGAR on April 25, 2001, File No. 333-60461, Accession
    Number 0001017062-01-500078.

/6/ Filed as part of Post-Effective Amendment No. 3 to Registration Statement on
    Form S-6 filed via EDGAR on March 1, 2000, File No. 333-60461, Accession
    Number 0001017062-00-000590.

/7/ Filed as part of Post-Effective Amendment No. 13 to Registration Statement
    on Form S-6 filed via EDGAR on April 24, 2002, File No. 333-60461, Accession
    Number 0001017062-02-000847.

/8/ Filed as part of Post-Effective Amendment No. 17 to Registration Statement
    on Form N-6 filed via EDGAR on April 28, 2003, File No. 333-60461, Accession
    Number 0001017062-03-000953.

/9/ Filed as part of Post-Effective Amendment No. 18 to Registration Statement
    on Form N-6 filed via EDGAR on April 30, 2003, File No. 333-60461, Accession
    Number 0001017062-03-001020.

Item 28. Directors and Officers of Pacific Life

Name and Address                Positions and Offices
                                with Pacific Life

Thomas C. Sutton                Director, Chairman of the
                                Board, and Chief Executive
                                Officer

Glenn S. Schafer                Director and President

Khanh T. Tran                   Director, Executive Vice
                                President and Chief Financial
                                Officer

David R. Carmichael             Director, Senior Vice President
                                and General Counsel

Audrey L. Milfs                 Director, Vice President and
                                Corporate Secretary

Brian D. Klemens                Vice President and Treasurer

Edward R. Byrd                  Vice President and Controller

James T. Morris                 Executive Vice President
--------------------
The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life or
Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life's subsidiaries:

              PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by
Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other
subsidiaries of Pacific LifeCorp are: an 86% ownership of Aviation Capital Group
Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey
Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust
(a Montana Chartered Uninsured Trust Company); an 80% ownership of M.L. Stern &
Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset
Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding,
LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading
Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade
Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity
Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group
Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware
Corporation); a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited
Liability Company); a 33% ownership of ACG Acquisition IX LLC; ACG Acquisition
XXV LLC and its subsidiaries ACG Acquisition 37-38 LLCS and ACG Acquisition
Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG
Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34%
ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV
LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG
Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust.
Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG
Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish
Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXVII LLC owns 50%
of ACG Acquisition XXVIII LLC, which owns ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLCs; ACG Acquisition 35
Corporation (a Delaware Corporation); ACG Acquisition 32-34, 36-39 LLCs; and
ACGFS, Inc. (a Delaware Corporation). Pacific Life is the parent company of:
Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company);
Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware
Limited Liability Company); Confederation Life Insurance and Annuity Company (a
Georgia Company); a 17% ownership of Scottish Annuity & Life Holdings, Ltd. [(a
Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of
Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its
subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67%
ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability
Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware
Limited Liability Company) who is the sole general partner of the PMI Mezzanine
Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware
Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability
Company); and North Carolina Property, LLC (a Delaware Limited Liability
Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of
Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors
Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a
Delaware Limited Liability Company); and Pacific Financial Products Inc. (a
Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial
Products, Inc., own the Class E units of Allianz Dresdner Asset Management of
America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select
Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service
Corporation (a Michigan Corporation), United Planners' Group, Inc. (an Arizona
Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an
Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are
Associated Planners Investment Advisory, Inc., Associated Securities Corp., West
Coast Realty Management, Inc., Associated Planners Securities Corporation of
Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc.
Subsidiaries of Mutual Service Corporation are Advisors' Mutual Service Center,
Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a
Delaware Corporation). United Planners' Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners'
Financial Services of America (an Arizona Limited Partnership). Subsidiaries of
United Planners' Financial Services of America are UPFSA Insurance Agency of
Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California,
Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts
Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 30. Indemnification

(a)  The Distribution Agreement between Pacific Life and Pacific Select
     Distributors, Inc. (PSD) provides substantially as follows:

     Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate
     Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

     PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)  The Form of Selling Agreement between Pacific Life, Pacific Select
     Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

     Pacific Life and PSD agree to indemnify and hold harmless Selling
     Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to
     Section IV.E. Of this Agreement.

     Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b)
     the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or
     Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which
     Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

(a)  Other Activity.

     PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable
     Annuity Separate Account, Pacific Corinthian Variable Separate Account,
     Separate Account A, Separate Account B and Pacific Select Fund.

(b)  Management.

NAME                              POSITIONS AND OFFICES WITH
                                  UNDERWRITER

Edward R. Byrd                    Director, VP, Chief Financial Officer
Gerald W. Robinson                Director, Chairman, Chief Executive Officer
Adrian S. Griggs                  VP
M. Kathleen Hunter                VP
Brian D. Klemens                  VP, Treasurer
Audrey L. Milfs                   VP, Secretary
S. Kendrick Dunn                  AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific
Life Insurance Company, 700 Newport Center Drive, Newport Beach, California
92660.

(c) Compensation from the Registrant.

(1)                     (2)                          (3)                     (4)            (5)
Name of                 Net Underwriting             Compensation on         Brokerage      Other
Principal Underwriter   Discounts and Commissions    Events Occasioning      Commissions    Compensation
                                                     the Deduction of a
                                                     Deferred Sales Load
--------------------------------------------------------------------------------------------------------

PSD                     N/A                          N/A                     N/A            N/A

Item 32. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by
     Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
     and the rules under that section will be maintained by Pacific Life at 700
     Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

     Not applicable

Item 34. Fee Representation

     REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF
     1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of
Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.
19 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of
California, on this 1st day of October, 2003.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ SHARON A. CHEEVER
     Sharon A. Cheever
     as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate
Account, File No. 333-60461, Accession No. 0001017062-02-000847, and
incorporated by reference herein.)

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to
Rule 485 (b) under the Securities Act of 1933 and has duly caused this
Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of
Newport Beach, and State of California, on this 1st day of October, 2003.

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ SHARON A. CHEEVER
     Sharon A. Cheever
     as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate
Account, File No. 333-60461, Accession No. 0001017062-02-000847, and
incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                                  Date
____________________          Director, Chairman of the Board        __________ , 2003
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2003
Glenn S. Schafer*

____________________          Director, Executive Vice President     __________ , 2003
Khanh T. Tran*                and Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2003
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2003
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2003
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2003
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2003
James T. Morris*

*BY: /s/ SHARON A. CHEEVER                                          October 1, 2003
     Sharon A. Cheever
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No.
13 to the Registration Statement on Form S-6 of Pacific Select Exec Separate
Account, File No. 333-60461, Accession No. 0001017062-02-000847, and
incorporated by reference herein.)